Regulatory Matters - Capital Amounts and Ratios (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Tier 1 capital to average assets
Capital conservation buffer	0.0250	0.0250
Consolidated
Total capital to risk-weighted assets
Actual	$ 622,444	$ 573,972
Actual, ratio	0.1422	0.1371
Minimum for Adequately Capitalized Institutions	$ 350,113	$ 335,014
Minimum for adequately capitalized institutions, ratio	0.0800	0.0800
Tier 1 capital to risk-weighted assets
Actual	$ 527,616	$ 481,569
Actual, ratio	0.1206	0.1150
Minimum for Adequately Capitalized Institutions	$ 262,585	$ 251,260
Minimum for adequately capitalized institutions, ratio	0.0600	0.0600
Common equity tier 1 capital to risk-weighted assets
Actual	$ 489,044	$ 443,065
Actual, ratio	0.1117	0.1058
Minimum for Adequately Capitalized Institutions	$ 196,939	$ 188,445
Minimum for adequately capitalized institutions, ratio	0.0450	0.0450
Tier 1 capital to average assets
Banking regulation, tier 1 leverage capital, actual	$ 527,616	$ 481,569
Actual, ratio	0.0985	0.0903
Minimum for Adequately Capitalized Institutions	$ 214,332	$ 213,227
Minimum for adequately capitalized institutions, ratio	0.0400	0.0400
Independent Bank
Total capital to risk-weighted assets
Actual	$ 567,254	$ 521,374
Actual, ratio	0.1299	0.1246
Minimum for Adequately Capitalized Institutions	$ 349,335	$ 334,673
Minimum for adequately capitalized institutions, ratio	0.0800	0.0800
Minimum for Well-Capitalized Institutions	$ 436,668	$ 418,341
Minimum for well-capitalized institutions, ratio	0.1000	0.1000
Tier 1 capital to risk-weighted assets
Actual	$ 512,546	$ 469,023
Actual, ratio	0.1174	0.1121
Minimum for Adequately Capitalized Institutions	$ 262,001	$ 251,005
Minimum for adequately capitalized institutions, ratio	0.0600	0.0600
Minimum for Well-Capitalized Institutions	$ 349,335	$ 334,673
Minimum for well-capitalized institutions, ratio	0.0800	0.0800
Common equity tier 1 capital to risk-weighted assets
Actual	$ 512,546	$ 469,023
Actual, ratio	0.1174	0.1121
Minimum for Adequately Capitalized Institutions	$ 196,501	$ 188,254
Minimum for adequately capitalized institutions, ratio	0.0450	0.0450
Minimum for Well-Capitalized Institutions	$ 283,834	$ 271,922
Minimum for well-capitalized institutions, ratio	0.0650	0.0650
Tier 1 capital to average assets
Banking regulation, tier 1 leverage capital, actual	$ 512,546	$ 469,023
Actual, ratio	0.0958	0.0880
Minimum for Adequately Capitalized Institutions	$ 214,112	$ 213,180
Minimum for adequately capitalized institutions, ratio	0.0400	0.0400
Minimum for Well-Capitalized Institutions	$ 267,640	$ 266,475
Minimum for well-capitalized institutions, ratio	0.0500	0.0500